Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 04, 2024	Jun. 30, 2024	May 14, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
C000245547
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Energy Transition ETF
Account Value	$ 10,241			$ 10,593			$ 11,598		$ 11,176		$ 10,961	$ 10,986	$ 10,000
C000251129
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Focused Emerging Markets Equity ETF
Account Value	$ 10,260	$ 10,365	$ 10,312	9,865	$ 9,888	$ 10,460	10,852	$ 10,000
C000249711
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Focused Large Growth ETF
Account Value	$ 10,465			11,018			10,840		10,544	$ 10,000
C000245546
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Listed Infrastructure ETF
Account Value	$ 10,592			10,149			11,428		9,955		10,197	10,430	10,000
C000245548
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Short Term ETF
Account Value	$ 10,512			10,420			10,419		10,184		10,156	10,164	10,000
MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 12,195			12,359			12,482		11,708		11,381	10,519	10,000
MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 10,346	$ 10,281	$ 10,232	10,052	$ 10,066	$ 10,441	10,927	$ 10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 10,797			11,305			11,002		10,372	10,000
MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 12,275			12,499			12,518		11,769		11,468	10,532	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,418			10,441			10,569		10,290		10,292	10,332	10,000
S&P 1500 Energy Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy Sector Index
Account Value	$ 11,497			10,583			10,717		11,050		11,352	9,986	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 10,720			11,907			11,121		10,777	$ 10,000
S&P Global Infrastructure Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (net)
Account Value	$ 12,452			11,926			12,247		10,820		10,574	10,456	10,000
Bloomberg Municipal Short (1-5 Year) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short (1-5 Year) Index
Account Value	$ 10,446			$ 10,343			$ 10,384		$ 10,149		$ 10,114	$ 10,133	$ 10,000